Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible asset, net, consisted of the following
	As of December, 2022	As of December, 2023
	US$	US$
Purchased software	311	306
Less: accumulated amortization	(217)	(306)
	94	—